INTANGIBLE ASSETS, NET - Schedule of Estimated Annual Amortization Expenses (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
INTANGIBLE ASSETS, NET
2023	¥ 35,070	$ 5,085
2024	35,020	5,077
2025	34,427	4,991
2026	33,329	4,832
2027	¥ 215,920	$ 31,306